Retirement Benefits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Changes in Projected Benefit Obligations
The following table summarizes the Company’s change in benefit obligation for the periods ended June 30, 2012 and December 31, 2011:

Puget Energy and Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
(Dollars in Thousands)	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011
Change in benefit obligation:
Benefit obligation at beginning of period	$565,997	$532,615	$48,370	$44,322	$16,436	$16,579
Service cost	8,463	15,822	537	1,241	70	113
Interest cost	12,993	26,263	1,076	2,192	375	807
Actuarial loss/(gain)	2,030	18,485	—	4,467	(132)	384
Benefits paid	(20,950)	(27,188)	(4,271)	(2,687)	(866)	(1,855)
Medicare part D subsidiary received	—	—	—	—	505	408
Curtailment loss/(gain)[1]	—	—	—	(1,165)	—	—
Benefit obligation at end of period	$568,533	$565,997	$45,712	$48,370	$16,388	$16,436
__________

[1]	A curtailment gain was recognized in OCI due to the plan amendment that ceased SERP benefits for non-officers still in the plan as of December 31, 2011.

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits			Other Benefits
(Dollars in Thousands)	2011	2010	2011		2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of period	$532,615	$504,786	$44,322		$39,152	$16,579	$15,953
Service cost	15,822	16,089	1,241		1,024	113	106
Interest cost	26,263	27,975	2,192		2,165	807	880
Amendment	—	(21,866)	—		—	—	—
Actuarial loss	18,485	32,163	4,467		3,663	384	867
Benefits paid	(27,188)	(26,532)	(2,687)		(1,682)	(1,855)	(2,030)
Medicare part D subsidy received	—	—	—		—	408	803
Curtailment loss/(gain)	—	—	(1,165)	1	—	—	—
Benefit obligation at end of period	$565,997	$532,615	$48,370		$44,322	$16,436	$16,579
_________________

1.	A curtailment gain was recognized in OCI due to the plan amendment that ceased SERP benefits for non-officers still in the plan as of December 31, 2011.

Schedule of Changes in Fair Value of Plan Assets

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2011	2010	2011	2010	2011	2010
Change in plan assets:
Fair value of plan assets at beginning of period	$526,469	$485,689	$—	$—	$8,288	$8,790
Actual return on plan assets	(24,495)	55,312	—	—	(170)	1,140
Employer contribution	5,000	12,000	2,687	1,682	943	388
Benefits paid	(27,188)	(26,532)	(2,687)	(1,682)	(1,855)	(2,030)
Fair value of plan assets at end of period	$479,786	$526,469	$—	$—	$7,206	$8,288
Funded status at end of period	$(86,211)	$(6,146)	$(48,370)	$(44,322)	$(9,230)	$(8,291)

Schedule of Amounts Recognized in Balance Sheet and Accumulated Othe Comprehensive Income

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2011	2010	2011	2010	2011	2010
Amounts recognized in Statement of Financial Position consist of:
Current liabilities	$—	$—	$(6,137)	$(3,506)	$(468)	$(44)
Noncurrent liabilities	(86,211)	(6,146)	(42,233)	(40,816)	(8,762)	(8,247)
Total	$(86,211)	$(6,146)	$(48,370)	$(44,322)	$(9,230)	$(8,291)
Amounts recognized in Accumulated Other Comprehensive Income consist of:
Net loss/(gain)	$34,781	$(43,544)	$8,038	$5,095	$282	$(820)
Prior service cost	(19,721)	(21,701)	—	—	—	—
Total	$15,060	$(65,245)	$8,038	$5,095	$282	$(820)

Schedule of Net Benefit Costs
The following tables summarize the Company’s net periodic benefit cost for the three and six months ended June 30, 2012 and 2011:

Puget Energy
Three Months Ended June 30,	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2012	2011	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$4,229	$4,059	$268	$310	$32	$31
Interest cost	6,551	6,630	538	548	188	204
Expected return on plan assets	(9,101)	(8,860)	—	—	(109)	(125)
Amortization of prior service cost	(495)	(495)	—	—	—	—
Amortization of net loss (gain)	234	—	176	90	17	1
Net periodic benefit cost	$1,418	$1,334	$982	$948	$128	$111

Puget Energy
Six Months Ended June 30,	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2012	2011	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$8,463	$8,119	$537	$620	$70	$62
Interest cost	12,993	13,259	1,076	1,096	375	409
Expected return on plan assets	(18,102)	(17,720)	—	—	(218)	(250)
Amortization of prior service cost	(990)	(990)	—	—	—	—
Amortization of net loss (gain)	384	—	351	180	27	1
Net periodic benefit cost	$2,748	$2,668	$1,964	$1,896	$254	$222

	Qualified Pension Benefits
Puget Energy	Successor			Predecessor
(Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
Components of net periodic benefit cost:
Service cost	$15,822	$16,089	$12,469	$1,090
Interest cost	26,263	27,975	25,912	2,302
Expected return on plan assets	(35,344)	(32,941)	(27,583)	(3,585)
Amortization of prior service cost/(credit)	(1,980)	(165)	—	95
Amortization of net loss	—	70	—	269
Net periodic benefit cost	$4,761	$11,028	$10,798	$171

	SERP Pension Benefits
Puget Energy	Successor			Predecessor
(Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
Components of net periodic benefit cost:
Service cost	$1,241	$1,024	$951	$89
Interest cost	2,192	2,165	2,178	193
Amortization of prior service cost	—	—	—	51
Amortization of net loss/(gain)	360	—	—	74
Net periodic benefit cost	$3,793	$3,189	$3,129	$407

	Other Benefits
Puget Energy	Successor			Predecessor
(Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
Components of net periodic benefit cost:
Service cost	$113	$106	$114	$11
Interest cost	806	880	894	89
Expected return on plan assets	(502)	(510)	(379)	(37)
Amortization of prior service cost	—	—	—	7
Amortization of net loss/(gain)	(46)	(67)	—	(15)
Amortization of transition obligation	—	—	—	4
Net periodic benefit cost	$371	$409	$629	$59

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2011	2010	2011	2010	2011	2010
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Net loss/(gain)	$78,324	$9,791	$3,302	$3,663	$1,056	$236
Amortization of net loss/(gain)	—	(70)	(360)	—	46	67
Prior service credit	—	(21,866)	—	—	—	—
Amortization of prior service credit	1,980	165	—	—	—	—
Total change in other comprehensive income for year	$80,304	$(11,980)	$2,942	$3,663	$1,102	$303

Schedule of Assumptions Used
In accounting for pension and other benefit obligations and costs under the plans, the following weighted-average actuarial assumptions were used by the Company:

	Qualified Pension Benefits				SERP Pension Benefits				Other Benefits
Benefit Obligation Assumptions	2011	2010	2009		2011	2010	2009		2011	2010	2009
Discount rate [1]	4.75%	5.15%	5.75%		4.75%	5.15%	5.75%		4.75%	5.15%	5.75%
Rate of compensation increase	4.50%	4.50%	4.50%		4.50%	4.50%	4.50%		4.50%	4.50%	4.50%
Medical trend rate	—	—	—		—	—	—		7.50%	8.00%	7.50%
Benefit Cost Assumptions
Discount rate	5.15%	5.75%	6.50%	[2]	5.15%	5.75%	6.50%	[2]	5.15%	5.75%	6.50%	[2]
Rate of plan assets	7.75%	8.00%	8.25%		—	—	—		7.80%	7.80%	7.60%
Rate of compensation increase	4.50%	4.50%	4.50%		4.50%	4.50%	4.50%		4.50%	4.50%	4.50%
Medical trend rate	—	—	—		—	—	—		8.00%	8.50%	9.00%
_______________

1.	The Company calculates the present value of the pension liability using a discount rate of 4.75% which represents the single-rate equivalent of the AA rated corporate bond yield curve.

2.
6.50% is the benefit cost discount rate used by Puget Energy.  6.20% is the benefit cost discount rate use by PSE.  The discount rates for the net periodic costs for Puget Energy and PSE were different because of the discount rates in effect as of February 5, 2009, the date of the merger of Puget Energy with Puget Holdings.

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
A 1.0% change in the assumed medical inflation rate would have the following effects:

	2011		2010
(Dollars in Thousands)	1% Increase	1% Decrease	1% Increase	1% Decrease
Effect on post-retirement benefit obligation	$97	$85	$97	$85
Effect on service and interest cost components	5	4	6	5

Schedule of Expected Benefit Payments
The expected total benefits to be paid under the qualified pension plans for the next five years and the aggregate total to be paid for the five years thereafter are as follows:

(Dollars in Thousands)	2012	2013	2014	2015	2016	2017-2021
Total benefits	$47,100	$37,300	$37,000	$38,000	$38,400	$208,800

The expected total benefits to be paid under the SERP for the next five years and the aggregate total to be paid for the five years thereafter are as follows:

(Dollars in Thousands)	2012	2013	2014	2015	2016	2017-2021
Total benefits	$6,137	$1,889	$3,492	$3,284	$3,328	$18,652

The expected total benefits to be paid under the other benefits for the next five years and the aggregate total to be paid for the five years thereafter are as follows:

(Dollars in Thousands)	2012	2013	2014	2015	2016	2017-2021
Total benefits	$1,354	$1,315	$1,259	$1,198	$1,231	$6,453
Total benefits without Medicare Part D subsidy	$1,778	$1,770	$1,739	$1,700	$1,652	$7,476

Schedule of Allocation of Plan Assets
The following table sets forth by level, within the fair value hierarchy, the qualified pension plan assets that were accounted for at fair value on a recurring basis as of December 31, 2011 and 2010:

	Recurring Fair Value Measures				Recurring Fair Value Measures
	As of December 31, 2011				As of December 31, 2010
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Non-US equity [1]	$48,382	$42,132	$—	$90,514	$54,298	$52,418	$—	$106,716
Domestic large cap equity [2]	124,303	29,547	—	153,850	144,431	28,376	—	172,807
Domestic small cap equity [3]	45,650	—	—	45,650	55,750	—	—	55,750
Total equities	218,335	71,679	—	290,014	254,479	80,794	—	335,273
Tactical asset allocation [4]	—	26,922	—	26,922	—	29,566	—	29,566
Fixed income securities [5]	106,573	580	—	107,153	102,314	1,982	—	104,296
Absolute return [6]	—	—	45,319	45,319	—	—	48,100	48,100
Cash and cash equivalents [7]	—	9,015	—	9,015	—	6,737	—	6,737
Subtotal	$324,908	$108,196	$45,319	$478,423	$356,793	$119,079	$48,100	$523,972
Net receivables				1,088				2,272
Accrued income				275				225
Total assets				$479,786				$526,469
_________________

1.
Non – US Equity investments are comprised of a (1) mutual fund; and a (2) commingled fund.  The investment in the mutual fund is valued using quoted market prices multiplied by the number of shares owned as of December 31, 2011.  The investment in the commingled fund is valued at the net asset value per share multiplied by the number of shares held as of December 31, 2011.

2.
Domestic large cap equity investments are comprised of (1) common stock, and a (2) commingled fund.  Investments in common stock are valued using quoted market prices multiplied by the number of shares owned as of December 31, 2011.  The investment in the commingled fund is valued at the net asset value per share multiplied by the number of shares held as of December 31, 2011.

3.	Domestic small cap equity investments are comprised of common stock and are valued using quoted market prices multiplied by the number of shares owned as of December 31, 2011.

4.	The tactical asset allocation investment is compromised of a commingled fund, which is valued at the net asset value per share multiplied by the number of shares held as of the measurement date.

5.
Fixed income securities consist of a mutual fund and corporate bonds.  The investment in the mutual fund is valued using quoted market prices multiplied by the number of shares owned as of December 31, 2011.  The corporate bonds are valued using various valuation techniques such as matrix pricing.

6.
As of December 31, 2011 absolute return investments consist of two partnerships.  The partnerships are valued using the financial reports as of December 31, 2011.  These investments are a Level 3 under ASC 820 because the significant valuation inputs are primarily internal to the partnerships with little third party involvement.

7.
The investment consists of a money market fund, which is valued at the net asset value per share of $1.00 per unit as of December 31, 2011.  The money market fund invests primarily in commercial paper, notes, repurchase agreements, and other evidences of indebtedness which are payable on demand or which have a maturity date not exceeding thirteen months from the date of purchase.

The following table sets forth by level, within the fair value hierarchy, the Other Benefits plan assets which consist of insurance benefits for retired employees, at fair value as of December 31, 2011 and 2010:

	Recurring Fair Value Measures			Recurring Fair Value Measures
	As of December 31, 2011			As of December 31, 2010
(Dollars in Thousands)	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets:
Mutual fund [1]	$7,137	$—	$7,137	$8,115	$—	$8,115
Cash equivalents [2]	—	130	130	—	173	173
Total assets	$7,137	$130	$7,267	$8,115	$173	$8,288
_______________

1.
This is a publicly traded balanced mutual fund.  The fund seeks regular income, conservation of principal, and an opportunity for long-term growth of principal and income.  The fair value is determined by taking the number of shares owned by the plan, and multiplying by the market price as of December 31, 2011.

2.
This consists of a deposit fund and a money market fund.  The fair value of the deposit fund is calculated by using the financial reports available as of December 31, 2011.  The money market fund investments are valued at the net asset value per share of $1.00 per unit as of December 31, 2011.  The money market fund invests primarily in commercial paper, notes, repurchase agreements, and other evidences of indebtedness which are payable on demand or which have a maturity date not exceeding thirteen months from the date or purchase.

To obtain the desired return needed to fund the pension benefit plans, the Retirement Plan Committee has established investment allocation percentages by asset classes as follows:

	Allocation
Asset Class	Minimum	Target	Maximum
Domestic large cap equity	25%	32%	40%
Domestic small cap equity	0%	10%	15%
Non-U.S. equity	10%	20%	30%
Tactical asset allocation	0%	5%	10%
Fixed income	15%	23%	30%
Real estate	0%	0%	10%
Absolute return	5%	10%	15%
Cash	0%	0%	5%

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets
The following table sets forth a reconciliation of changes in the fair value of the plan’s Level 3 assets for the years ended December 31, 2011 and 2010:

	As of December 31, 2011			As of December 31, 2010
(Dollars in Thousands)	Partnership	Mutual Funds	Total	Partnership	Mutual Funds	Total
Balance at beginning of year	$35,481	$12,619	$48,100	$23,214	$23,012	$46,226
Additional investments	11,635	—	11,635	10,473	—	10,473
Distributions	—	(11,635)	(11,635)	—	(11,716)	(11,716)
Realized losses on distributions	—	(290)	(290)	—	(1,370)	(1,370)
Unrealized gains relating to instruments still held at the reporting date	(1,797)	599	(1,198)	1,794	2,693	4,487
Transferred out of level 3 [1]	—	(1,293)	(1,293)	—	—	—
Balance at end of year	$45,319	$—	$45,319	$35,481	$12,619	$48,100
_________________

1.	The plan had no transfers between level 2 and level 1 during the years ended December 31, 2011 or 2010.

PUGET SOUND ENERGY, INC.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Changes in Projected Benefit Obligations

Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits			Other Benefits
(Dollars in Thousands)	2011	2010	2011		2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of period	$532,615	$504,786	$44,322		$39,152	$16,579	$15,953
Service cost	15,822	16,089	1,241		1,024	113	106
Interest cost	26,263	27,975	2,192		2,165	807	880
Amendment	—	(21,866)	—		—	—	—
Actuarial loss/(gain)	18,485	32,163	4,467		3,663	384	867
Benefits paid	(27,188)	(26,532)	(2,687)		(1,682)	(1,855)	(2,030)
Medicare part D subsidiary received	—	—	—		—	408	803
Curtailment loss/(gain)	—	—	(1,165)	1	—	—	—
Benefit obligation at end of period	$565,997	$532,615	$48,370		$44,322	$16,436	$16,579
_________________

1.	A curtailment gain was recognized in OCI due to the plan amendment that ceased SERP benefits for non-officers still in the plan as of December 31, 2011.

Schedule of Changes in Fair Value of Plan Assets

Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2011	2010	2011	2010	2011	2010
Change in plan assets:
Fair value of plan assets at beginning of period	$526,469	$485,689	$—	$—	$8,288	$8,790
Actual return on plan assets	(24,495)	55,312	—	—	(170)	1,140
Employer contribution	5,000	12,000	2,687	1,682	943	388
Benefits paid	(27,188)	(26,532)	(2,687)	(1,682)	(1,855)	(2,030)
Fair value of plan assets at end of period	$479,786	$526,469	$—	$—	$7,206	$8,288
Funded status at end of period	$(86,211)	$(6,146)	$(48,370)	$(44,322)	$(9,230)	$(8,291)

Schedule of Amounts Recognized in Balance Sheet and Accumulated Othe Comprehensive Income

Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2011	2010	2011	2010	2011	2010
Amounts recognized in Statement of Financial Position consist of:
Current liabilities	$—	$—	$(6,137)	$(3,506)	$(468)	$(44)
Noncurrent liabilities	(86,211)	(6,146)	(42,233)	(40,816)	(8,762)	(8,247)
Total	$(86,211)	$(6,146)	$(48,370)	$(44,322)	$(9,230)	$(8,291)
Amounts recognized in Accumulated Other Comprehensive Income consist of:
Net loss/(gain)	$264,098	$187,240	$13,878	$11,770	$(2,955)	$(4,492)
Prior service cost/(credit)	(15,671)	(17,245)	305	867	72	134
Transition obligations	—	—	—	—	50	100
Total	$248,427	$169,995	$14,183	$12,637	$(2,833)	$(4,258)

Schedule of Net Benefit Costs

Puget Sound Energy
Three Months Ended June 30,	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2012	2011	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$4,229	$4,059	$268	$310	$32	$31
Interest cost	6,551	6,630	538	548	188	204
Expected return on plan assets	(10,434)	(11,056)	—	—	(109)	(125)
Amortization of prior service cost	(393)	(394)	74	141	9	16
Amortization of net loss (gain)	3,790	2,695	358	298	(63)	(109)
Amortization of transition obligation	—	—	—	—	12	13
Net periodic benefit cost	$3,743	$1,934	$1,238	$1,297	$69	$30

Puget Sound Energy
Six Months Ended June 30,	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2012	2011	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$8,463	$8,119	$537	$620	$70	$62
Interest cost	12,993	13,259	1,076	1,096	375	409
Expected return on plan assets	(20,767)	(22,112)	—	—	(217)	(250)
Amortization of prior service cost	(787)	(786)	146	281	18	31
Amortization of net loss (gain)	7,508	5,389	716	598	(123)	(217)
Amortization of transition obligation	—	—	—	—	25	25
Net periodic benefit cost	$7,410	$3,869	$2,475	$2,595	$148	$60

Puget Sound Energy	Qualified Pension Benefits			SERP Pension Benefits			Other Benefits
(Dollars in Thousands)	2011	2010	2009	2011	2010	2009	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$15,822	$16,089	$14,141	$1,241	$1,024	$1,068	$113	$106	$125
Interest cost	26,263	27,975	27,734	2,192	2,165	2,315	806	880	960
Expected return on plan assets	(44,128)	(43,892)	(43,453)	—	—	—	(502)	(509)	(455)
Amortization of prior service cost/(credit)	(1,573)	548	1,134	563	562	616	63	132	83
Amortization of net loss/(gain)	10,250	7,325	3,702	1,194	769	886	(481)	(553)	(460)
Amortization of transition obligation	—	—	—	—	—	—	50	50	50
Net periodic benefit cost	$6,634	$8,045	$3,258	$5,190	$4,520	$4,885	$49	$106	$303

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Puget Sound Energy	Qualified Pension Benefit		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2011	2010	2011	2010	2011	2010
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Net loss/(gain)	$87,108	$20,743	$3,302	$3,663	$1,056	$236
Amortization of net (loss)/gain	(10,250)	(7,325)	(1,194)	(769)	481	553
Prior service cost/(credit)	—	(21,867)	—	—	—	—
Amortization of prior service cost/(credit)	1,573	(546)	(562)	(562)	(62)	(132)
Amortization of transition obligation	—	—	—	—	(50)	(50)
Total change in other comprehensive income for year	$78,431	$(8,995)	$1,546	$2,332	$1,425	$607